Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Issuances	£ 7,354	£ 5,986
Redemption of subordinated debt	4,804	£ 7,431
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuances	5,999
4.973% Fixed Rate Resetting Tier 2 Subordinated Callable Notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuances	£ 1,276
Interest rate	4.973%
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	£ 79